PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ 7,087	$ 2,218	$ (418)
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in capital from stock option compensation	66		32
Change in other assets	(61)	(325)	13,174
Change in other liabilities	788	296	(583)
Net cash provided by operating activities	9,977	8,144	19,478
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	11,506
Purchase of common stock warrants	(1,300)
Dividend on preferred stock	(550)	(551)	(550)
Dividend on common stock	223
Net cash provided by (used in) financing activities	39,129	17,387	(35,231)
Net (decrease) in cash and cash equivalents	(7,109)	(649)	(10,714)
Cash and cash equivalents at beginning of period	34,070	34,719	45,433
Cash and cash equivalents at end of period	26,961	34,070	34,719
PARENT COMPANY
Cash Flows from Operating Activities:
Net income (loss)	7,087	2,218	(418)
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net (income) of subsidiaries	(7,873)	(2,652)	(72)
Increase in capital from stock option compensation	66		32
Change in other assets	92	29	31
Change in other liabilities	(163)	(97)	(149)
Net cash provided by operating activities	(791)	(502)	(576)
Cash Flows from Financing Activities:
Proceeds from issuance of common stock	11,506
Purchase of common stock warrants	(1,300)
Dividend on preferred stock	(550)	(551)	(550)
Dividend on common stock	(223)
Investments in subsidiaries			(1,000)
Net cash provided by (used in) financing activities	9,433	(551)	(1,550)
Net (decrease) in cash and cash equivalents	8,642	(1,053)	(2,126)
Cash and cash equivalents at beginning of period	4,301	5,354	7,480
Cash and cash equivalents at end of period	$ 12,943	$ 4,301	$ 5,354